Investments Components of Net Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Investment Income [Line Items]
Investment income	$ 3,583	$ 2,832	$ 1,892
Investment expenses	(34)	(29)	(26)
Net investment income	3,549	2,803	1,866
Available-for-sale Securities
Net Investment Income [Line Items]
Investment income	3,509	2,749	1,798
Equity securities
Net Investment Income [Line Items]
Investment income	74	83	94
Equity securities | Nonredeemable preferred stocks
Net Investment Income [Line Items]
Investment income	23	39	51
Equity securities | Common equities
Net Investment Income [Line Items]
Investment income	51	44	43
Fixed maturities
Net Investment Income [Line Items]
Investment income	3,406	2,696	1,706
Fixed maturities | U.S. government
Net Investment Income [Line Items]
Investment income	1,790	1,489	864
Fixed maturities | State and local government
Net Investment Income [Line Items]
Investment income	89	61	48
Fixed maturities | Corporate and other debt
Net Investment Income [Line Items]
Investment income	818	572	376
Fixed maturities | Residential mortgage-backed
Net Investment Income [Line Items]
Investment income	137	47	29
Fixed maturities | Commercial mortgage-backed
Net Investment Income [Line Items]
Investment income	246	195	196
Fixed maturities | Other asset-backed
Net Investment Income [Line Items]
Investment income	326	332	193
Short-term investments
Net Investment Income [Line Items]
Investment income	$ 103	$ 53	$ 92